Equity - Acquisition of treasury stock (Details) - KRW (₩) ₩ in Millions							12 Months Ended
	Nov. 01, 2024	Mar. 22, 2024	Dec. 27, 2023	Aug. 31, 2023	Jun. 16, 2023	Mar. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquisition Of Treasury Stock [Line Items]
Acquisition							₩ 700,000	₩ 485,947	₩ 300,000
Retirement							₩ (102)	₩ (81)	₩ (61)
Beginning number of share							0	17,482,000
Ending number of share							0	0	17,482,000
Treasury shares
Acquisition Of Treasury Stock [Line Items]
Beginning balance							₩ 227	₩ 227
Acquisition							700,000	485,947
Disposal							(227)
Retirement							(450,000)	(485,947)
Ending balance							₩ 250,000	₩ 227	₩ 227
Beginning number of share							6,352	6,352
Acquisition (share)							13,899,708	13,507,398
Disposal (share)							(6,353)
Retirement (share)	5,947,889	3,366,257	2,744,718	2,842,929	4,243,281	3,676,470	(9,314,146)	(13,507,398)
Ending number of share							4,585,561	6,352	6,352